SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE (Details) - DIH Holding US, Inc. [Member]	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Weighted-average remaining lease term (in years)	2 years 9 months 14 days	2 years 9 months 7 days	3 years 8 months 15 days
Weighted-average discount rate	4.00%	4.00%	4.00%